SUBORDINATED DEBTS (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Opening balances on January 1	R$ 57,458,927	R$ 50,337,854
Issuance	8,059,200	9,000,300
Interest accrued	8,397,038	6,378,786
Settlement and interest payments	(19,200,639)	(8,258,013)
Closing balance on December 31	R$ 54,714,526	R$ 57,458,927